Eventide High Dividend ETF (ELCV)	January 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 98.9%
Consumer Discretionary — 4.9%
9,751	Home Depot, Inc. (The)	$4,017,217
		4,017,217
Energy — 32.4%
16,496	Coterra Energy, Inc.	457,269
14,338	Diamondback Energy, Inc.	2,356,594
15,310	DT Midstream, Inc.	1,547,535
106,378	Enbridge, Inc.	4,599,785
18,362	EOG Resources, Inc.	2,309,756
28,951	Kinetik Holdings, Inc.	1,865,313
38,339	ONEOK, Inc.	3,725,401
54,231	Pembina Pipeline Corp.	1,958,281
12,826	Targa Resources Corp.	2,524,157
95,750	Williams Cos., Inc. (The)	5,307,422
		26,651,513
Financials — 16.0%
7,739	Aflac, Inc.	831,014
8,788	American Express Co.	2,789,751
156,229	First Horizon Corp.	3,419,853
203,049	Huntington Bancshares, Inc.	3,492,443
105,782	Regions Financial Corp.	2,606,468
		13,139,529
Health Care — 4.3%
5,953	Amgen, Inc.	1,699,105
56,007	Royalty Pharma plc, Class A	1,768,701
		3,467,806
Industrials — 5.1%
9,902	Fastenal Co.	725,222
4,586	Ferguson Enterprises, Inc.	830,617
4,075	Trane Technologies plc	1,478,206
4,572	Union Pacific Corp.	1,132,896
		4,166,941
Information Technology — 8.4%
8,785	Broadcom, Inc.	1,943,857
10,134	Dell Technologies, Inc., Class C	1,049,882
1,522	Intuit, Inc.	915,498
2,939	KLA Corp.	2,169,687
10,182	Lam Research Corp.	825,251
		6,904,175
Materials — 3.8%
1,775	Air Products and Chemicals, Inc.	595,087
32,004	International Paper Co.	1,780,383
1,546	Linde plc	689,701
		3,065,171

Shares		Value
Common Stocks — 98.9% (continued)
Real Estate — 4.2%
862	Equinix, Inc.	$787,575
21,876	Prologis, Inc.	2,608,713
		3,396,288
Utilities — 19.8%
8,048	Constellation Energy Corp.	2,414,239
42,015	Entergy Corp.	3,406,576
36,449	Public Service Enterprise Group, Inc.	3,044,949
48,822	Southern Co. (The)	4,098,607
9,738	Vistra Corp.	1,636,276
16,633	WEC Energy Group, Inc.	1,650,992
		16,251,639
Total Common Stocks (Cost $79,539,587)		$81,060,279

Total Investments — 98.9%
(Cost $79,539,587)		$81,060,279
Other Assets less Liabilities — 1.1%		879,588

Net Assets — 100.0%		$81,939,867

Eventide US Market ETF (EUSM)	January 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 99.4%
Communication Services — 0.6%
1,818	Trade Desk, Inc. (The), Class A†	$215,760
		215,760
Consumer Discretionary — 11.1%
1,341	Autoliv, Inc.	129,621
108	AutoZone, Inc.†	361,823
2,790	CarMax, Inc.†	238,936
982	Cava Group, Inc.†	132,619
2,662	Chewy, Inc., Class A†	103,765
676	Deckers Outdoor Corp.†	119,895
990	Garmin, Ltd.	213,692
554	Global-e Online, Ltd.†	33,179
370	Group 1 Automotive, Inc.	168,901
1,397	Home Depot, Inc. (The)	575,535
515	Lithia Motors, Inc.	193,692
1,558	Lowe's Cos, Inc.	405,142
8,339	Magna International, Inc. ADR	330,808
1,087	Mobileye Global, Inc., Class A†	17,963
212	O'Reilly Automotive, Inc.†	274,417
543	Pool Corp.	186,928
7,360	VF Corp.	191,140
1,607	Wayfair, Inc., Class A†	77,731
		3,755,787
Consumer Staples — 2.6%
1,657	BellRing Brands, Inc.†	128,169
13,508	Kenvue, Inc.	287,585
1,963	Lamb Weston Holdings, Inc.	117,662
4,249	McCormick & Co., Inc.	328,150
873	Vital Farms, Inc.†	38,303
		899,869
Energy — 3.9%
893	Cheniere Energy, Inc.	199,719
3,394	Coterra Energy, Inc.	94,082
3,272	Devon Energy Corp.	111,575
753	Diamondback Energy, Inc.	123,763
5,322	Enbridge, Inc.	230,124
2,889	EOG Resources, Inc.	363,407
687	ONEOK, Inc.	66,756
1,121	Pembina Pipeline Corp.	40,479
1,678	Williams Cos., Inc. (The)	93,012
		1,322,917
Financials — 14.5%
3,319	Adyen N.V. ADR†	53,336
3,520	Aflac, Inc.	377,978
1,322	American Express Co.	419,669
1,276	Arthur J. Gallagher & Co.	385,122
1,901	Brown & Brown, Inc.	198,959
161	FactSet Research Systems, Inc.	76,380
7,633	First Horizon Corp.	167,086
2,644	HA Sustainable Infrastructure Capital, Inc.	74,058
935	Houlihan Lokey, Inc.	169,908
20,973	Huntington Bancshares, Inc.	360,736
161	MarketAxess Holdings, Inc.	35,521
1,379	MGIC Investment Corp.	35,220
740	Moody's Corp.	369,586
522	MSCI, Inc.	311,514

Shares		Value
Common Stocks — 99.4% (continued)
Financials — 14.5% (continued)
4,458	Nasdaq, Inc.	$367,072
213	Pinnacle Financial Partners, Inc.	26,576
1,769	Progressive Corp. (The)	435,952
14,494	Regions Financial Corp.	357,132
789	S&P Global, Inc.	411,393
2,018	Synovus Financial Corp.	113,856
1,270	Toast, Inc., Class A†	51,968
1,257	Tradeweb Markets, Inc., Class A	159,513
		4,958,535
Health Care — 8.7%
162	Align Technology, Inc.†	35,496
1,278	Amgen, Inc.	364,767
4,220	Boston Scientific Corp.†	431,959
1,225	Doximity, Inc., Class A†	72,398
1,866	Edwards Lifesciences Corp.†	135,192
684	Eli Lilly & Co.	554,779
160	Exact Sciences Corp.†	8,968
215	IDEXX Laboratories, Inc.†	90,741
416	Insmed, Inc.†	31,857
681	Intuitive Surgical, Inc.†	389,450
10,966	Royalty Pharma plc, Class A	346,306
211	Scholar Rock Holding Corp.†	8,520
919	Veeva Systems, Inc., Class A†	214,365
421	Verona Pharma PLC ADR†	24,123
1,814	Zoetis, Inc.	310,013
		3,018,934
Industrials — 17.5%
2,646	ABB, Ltd. ADR	144,207
8,735	Atlas Copco AB, Class A ADR	145,613
4,052	Copart, Inc.†	234,732
2,197	Emerson Electric Co.	285,500
2,631	Fastenal Co.	192,695
851	Ferguson Enterprises, Inc.	154,133
398	GE Vernova, Inc.	148,406
444	Generac Holdings, Inc.†	66,303
213	IDEX Corp.	47,778
1,453	Illinois Tool Works, Inc.	376,560
211	Lennox International, Inc.	125,001
591	Old Dominion Freight Line, Inc.	109,696
3,712	Otis Worldwide Corp.	354,199
2,485	Paychex, Inc.	366,960
525	Paycom Software, Inc.	108,969
688	Pentair plc	71,332
316	Quanta Services, Inc.	97,205
908	RB Global, Inc.	81,248
1,692	Republic Services, Inc.	366,944
584	Rockwell Automation, Inc.	162,603
1,273	Rollins, Inc.	63,014
159	Snap-on, Inc.	56,469
3,716	SS&C Technologies Holdings, Inc.	300,810
953	Trane Technologies plc	345,701
1,420	UL Solutions, Inc., Class A	76,552
1,673	Union Pacific Corp.	414,552
1,229	Verisk Analytics, Inc.	353,264
1,479	Waste Connections, Inc.	271,795

Eventide US Market ETF (EUSM) (Continued)	January 31, 2025 (Unaudited)

Shares		Value
Common Stocks — 99.4% (continued)
Industrials — 17.5% (continued)
1,803	Waste Management, Inc.	$397,129
904	Xylem, Inc.	112,132
		6,031,502
Information Technology — 29.3%
1,375	Advanced Micro Devices, Inc.†	159,431
3,830	Arista Networks, Inc.†	441,331
3,390	Broadcom, Inc.	750,105
928	Cadence Design Systems, Inc.†	276,191
791	CDW Corp.	157,520
2,601	Ciena Corp.†	226,651
579	Confluent, Inc., Class A†	17,185
530	Crowdstrike Holdings, Inc., Class A†	210,977
406	CyberArk Software, Ltd.†	150,618
1,080	Datadog, Inc., Class A†	154,127
1,888	Dell Technologies, Inc., Class C	195,597
2,147	DocuSign, Inc.†	207,679
1,840	Dynatrace, Inc.†	106,260
769	Five9, Inc.†	31,521
2,868	Fortinet, Inc.†	289,324
366	Gartner, Inc.†	198,675
7,341	Gen Digital, Inc.	197,546
578	Gitlab, Inc., Class A†	42,055
200	HubSpot, Inc.†	155,906
687	Intuit, Inc.	413,237
368	KLA Corp.	271,672
2,660	Lam Research Corp.	215,593
461	Manhattan Associates, Inc.†	96,160
1,883	Micron Technology, Inc.	171,805
198	Monday.com, Ltd.†	50,581
199	MongoDB, Inc.†	54,391
795	Motorola Solutions, Inc.	373,054
1,112	NetApp, Inc.	135,775
979	Nutanix, Inc., Class A†	67,321
13,954	NVIDIA Corp.	1,675,456
634	NXP Semiconductors N.V.	132,221
1,462	Okta, Inc.†	137,750
1,646	Palo Alto Networks, Inc.†	303,555
622	Roper Technologies, Inc.	358,054
358	ServiceNow, Inc.†	364,580
973	Shopify, Inc., Class A†	113,646
1,155	Skyworks Solutions, Inc.	102,518
672	Synopsys, Inc.†	353,123
1,108	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	231,927
311	Tyler Technologies, Inc.†	187,110
1,193	Workday, Inc., Class A†	312,638
		10,090,866

Shares		Value
Common Stocks — 99.4% (continued)
Materials — 4.6%
422	Air Products and Chemicals, Inc.	$141,480
1,516	Ecolab, Inc.	379,288
3,562	International Paper Co.	198,154
1,063	Linde plc	474,225
267	Packaging Corp. of America	56,780
427	PPG Industries, Inc.	49,267
848	Sherwin-Williams Co. (The)	303,720
		1,602,914
Real Estate — 1.9%
532	AvalonBay Communities, Inc.	117,843
4,012	Compass, Inc., Class A†	29,087
159	Equinix, Inc.	145,272
3,196	Prologis, Inc.	381,123
		673,325
Utilities — 4.7%
3,471	American Electric Power Co., Inc.	341,408
106	Constellation Energy Corp.	31,798
2,781	Dominion Energy, Inc.	154,596
1,261	Entergy Corp.	102,242
4,327	NextEra Energy, Inc.	309,640
879	NRG Energy, Inc.	90,045
1,917	Sempra	158,977
4,745	Southern Co. (The)	398,342
198	Vistra Corp.	33,270
		1,620,318
Total Common Stocks (Cost $33,296,823)		$34,190,727

Total Investments — 99.4%
(Cost $33,296,823)		$34,190,727
Other Assets less Liabilities — 0.6%		213,543

Net Assets — 100.0%		$34,404,270

†	Non-income producing security

ADR — American Depositary Receipt
MSCI — Morgan Stanley Capital International
N.V. — Naamioze Vennootschap
PLC — Public Liability Company
S&P — Standard and Poor's